Inventories - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 0	$ 814
Finished goods	33,662	52,284
Inventory, net	$ 33,662	$ 53,098